Statement of Additional Information (SAI) Supplement – June 25, 2014

Fund	SAI dated
Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Limited Duration Credit Fund	May 1, 2014

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	May 1, 2014

The information under the subsection The Investment Manager and Subadvisers – Portfolio Managers in the Investment Management and Other Services section in the SAI for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund has been hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
VP – Mid Cap Value Opportunity	David Hoffman	3 RICs 1 PIV 7 other accounts	$5.72 billion $314.38 million $135.73 million	None	(3)	(32)
	Jonas Patrikson(c)	6 other accounts	$0.64 million
	Diane Sobin	1 RIC 4 PIVs 12 other accounts	$3.87 billion $1.5 billion $5.41 billion	2 other accounts ($439.8 M)	(6)	(36)

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of April 30, 2014.

The rest of this section remains the same.

Effective July 1, 2014, the information under the subsection The Investment Manager and Subadvisers – Investment Management Services Agreement Fee Schedule in the Investment Management and Other Services section of the SAI for Columbia Variable Portfolio – Limited Duration Credit Fund has been hereby superseded and replaced with the following:

Fund	Assets (billions)	Annual rate at each asset level
VP – Limited Duration Credit Fund	First $1.0	0.410%
	Next $1.0	0.405%
	Next $1.0	0.400%
	Next $3.0	0.395%
	Next $1.5	0.380%
	Next $1.5	0.365%
	Next $1.0	0.360%
	Next $5.0	0.350%
	Next $5.0	0.340%
	Next $4.0	0.330%
	Next $26.0	0.310%
	Over $50.0	0.290%

The rest of this section remains the same.

Shareholders should retain this supplement for future reference.

S-6466-229 A (6/14)